Investment Securities - Schedule of Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities Available-for-Sale
Amortized Cost	$ 1,222,143	$ 1,099,658
Gross Unrealized/Unrecognized Holding Gains	9,609	16,523
Gross Unrealized/Unrecognized Holding Losses	55,486	1,727
Estimated Fair Value	1,176,266	1,114,454
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	182,061	401,390
Gross Unrealized/Unrecognized Holding Gains	5,383	9,353
Gross Unrealized/Unrecognized Holding Losses	42	38
Estimated Fair Value	187,402	410,705
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	570,632	695,655
Gross Unrealized/Unrecognized Holding Gains		1,352
Gross Unrealized/Unrecognized Holding Losses	45,496	1,280
Estimated Fair Value	525,136	695,727
Obligations of States and Political Subdivisions
Securities Available-for-Sale
Amortized Cost		984
Gross Unrealized/Unrecognized Holding Gains		19
Gross Unrealized/Unrecognized Holding Losses
Estimated Fair Value		1,003
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	240	570
Gross Unrealized/Unrecognized Holding Gains	1	2
Gross Unrealized/Unrecognized Holding Losses
Estimated Fair Value	241	572
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	650,391	401,882
Gross Unrealized/Unrecognized Holding Gains	8,070	14,067
Gross Unrealized/Unrecognized Holding Losses	9,990	447
Estimated Fair Value	648,471	415,502
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	181,821	400,820
Gross Unrealized/Unrecognized Holding Gains	5,382	9,351
Gross Unrealized/Unrecognized Holding Losses	42	38
Estimated Fair Value	187,161	410,133
Equity securities
Securities Available-for-Sale
Amortized Cost	1,120	1,137
Gross Unrealized/Unrecognized Holding Gains	1,539	1,085
Gross Unrealized/Unrecognized Holding Losses
Estimated Fair Value	$ 2,659	$ 2,222